Note 13 - Income (Loss) per Common Share (Details) (USD $)	3 Months Ended
	Jun. 30, 2012	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Earnings Per Share [Abstract]
Preferred Stock, Shares Outstanding		157,816	157,816	157,816
Common Stock, Shares Authorized		500,000,000	500,000,000	500,000,000
Common Stock, Par or Stated Value Per Share (in Dollars per share)		$ 0.25	$ 0.25	$ 0.25
Common Stock, Shares, Outstanding		342,638,214	285,209,848	285,289,924
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	605,005